Concentrations (Details) - Schedule of Total Revenues - USD ($)	6 Months Ended
	Mar. 31, 2024		Mar. 31, 2023
Schedule of Total Revenues [Line Items]
Total revenue	$ 7,518,005		$ 1,234,810
Total revenue percentage	87.00%		24.00%
Customer B [Member]
Schedule of Total Revenues [Line Items]
Total revenue	$ 3,118,447		$ 660,155
Total revenue percentage	36.00%		13.00%
Customer C [Member]
Schedule of Total Revenues [Line Items]
Total revenue		[1]	$ 574,655
Total revenue percentage		[1]	11.00%
Customer E [Member]
Schedule of Total Revenues [Line Items]
Total revenue	$ 1,811,277			[1]
Total revenue percentage	21.00%			[1]
Customer H [Member]
Schedule of Total Revenues [Line Items]
Total revenue	$ 1,656,480			[1]
Total revenue percentage	19.00%			[1]
Customer A [Member]
Schedule of Total Revenues [Line Items]
Total revenue	$ 931,801			[1]
Total revenue percentage	11.00%			[1]

[1]	The percentage is below 10%